CMG SMALL CAP FUND
                             (the "Fund")

             Supplement to the Prospectus dated December 1, 2005

         The section under the heading "MANAGEMENT; Management Fees and Portfolio Manager" is revised and replaced in its entirety with the following disclosure:

Management Fees and Portfolio Managers

         For the 2005 fiscal year, aggregate advisory fees paid to Columbia Advisors and/or Columbia Management by the Fund, not including pricing and bookkeeping and other fees paid to Columbia Advisors and/or Columbia Management by the Fund, amounted to 0.75% of average daily net assets of the Fund.

         Kenneth A. Korngiebel, a senior vice president of Columbia Advisors, is the lead manager for the Fund and has managed or co-managed the Fund since June, 2004. Mr. Korngiebel has been associated with Columbia Advisors or its predecessors since July, 1996.

         Wayne M. Collette, a vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Collette has been associated with Columbia Advisors or its predecessors since 2001. Prior to 2001, Mr. Collette was an associate portfolio manager with Neuberger Berman from 1999 to 2001.

         J. Michael Kosicki, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Kosicki has been associated with Columbia Advisors or its predecessors since 2004. Prior to 2004, Mr. Kosicki was with Fidelity Investments from 1993 to 2004, most recently as an equity analyst.

         George J. Myers, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Myers has been associated with Columbia Advisors or its predecessors since 2004. Prior to 2004, Mr. Myers was a portfolio manager with Dresdner RCM Global Investors from 1999 to 2004.

         Theodore R. Wendell, a vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Wendell has been associated with Columbia Advisors or its predecessors since 2000.

         The Statement of Additional Information provides additional information about the manager's compensation, other accounts managed and ownership of securities in the Fund.



SUP-47/106331-0206                                             February 3, 2006

                              CMG SMALL CAP FUND
                                 (the "Fund")

  Supplement to the Statement of Additional Information dated December 1, 2005

1. The following information is added to the table under the heading "Other Accounts Managed by Portfolio Managers" in the section "MANAGEMENT; PORTFOLIO MANAGERS":


----------------------------- ---------------------------- ------------------------- ------------------------------
                                 Other SEC-registered
                                open-end and closed-end    Other pooled investment
     Portfolio Manager                   funds                     vehicles                 Other accounts
----------------------------- ---------------------------- ------------------------- ------------------------------
----------------------------- ------------ --------------- ------------ ------------ ------------ -----------------
                               Number of       Assets       Number of     Assets      Number of        Assets
                               accounts                     accounts                  accounts
----------------------------- ------------ --------------- ------------ ------------ ------------ -----------------
----------------------------- ------------ --------------- ------------ ------------ ------------ -----------------
Wayne M. Collette*                 9        $1.4 billion        1       $8 million       23         $465 million
----------------------------- ------------ --------------- ------------ ------------ ------------ -----------------
----------------------------- ------------ --------------- ------------ ------------ ------------ -----------------
J. Michael Kosicki*                7        $1.2 billion        1       $8 million       27         $465 million
----------------------------- ------------ --------------- ------------ ------------ ------------ -----------------
----------------------------- ------------ --------------- ------------ ------------ ------------ -----------------
George J. Myers*                   7        $1.2 billion        1       $8 million       26         $465 million
----------------------------- ------------ --------------- ------------ ------------ ------------ -----------------
----------------------------- ------------ --------------- ------------ ------------ ------------ -----------------
Theodore R. Wendell*               9        $1.4 billion        1       $8 million       29         $465 million
----------------------------- ------------ --------------- ------------ ------------ ------------ -----------------


2. The following information is added to the table under the heading "Ownership of Securities" in the section "MANAGEMENT; PORTFOLIO MANAGERS":


------------------------------------------------------- -----------------------------------------------------
                  Portfolio Manager                        Dollar Range of Equity Securities in the Fund
                                                                         Beneficially Owned
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Wayne M. Collette*                                                              None
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
J. Michael Kosicki*                                                             None
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
George J. Myers*                                                                None
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Theodore R. Wendell*                                                            None
------------------------------------------------------- -----------------------------------------------------



3. The following information is added to the table under the heading "Compensation" in the section "MANAGEMENT; PORTFOLIO MANAGERS":



------------------------------ ---------------------------------------------- ---------------------------------------------
      Portfolio Manager                    Performance Benchmark                               Peer Group
------------------------------ ---------------------------------------------- ---------------------------------------------
------------------------------ ---------------------------------------------- ---------------------------------------------
Wayne M. Collette                           Russell 2000 Growth                    Morningstar Small Growth Category
------------------------------ ---------------------------------------------- ---------------------------------------------
------------------------------ ---------------------------------------------- ---------------------------------------------
J. Michael Kosicki                          Russell 2000 Growth                    Morningstar Small Growth Category
------------------------------ ---------------------------------------------- ---------------------------------------------
------------------------------ ---------------------------------------------- ---------------------------------------------
George J. Myers                             Russell 2000 Growth                    Morningstar Small Growth Category
------------------------------ ---------------------------------------------- ---------------------------------------------
------------------------------ ---------------------------------------------- ---------------------------------------------
Theodore R. Wendell                         Russell 2000 Growth                    Morningstar Small Growth Category
------------------------------ ---------------------------------------------- ---------------------------------------------



* Information provided as of December 31, 2005.



SUP-39/106225-0206                                             February 3, 2006

                                 CMG MID CAP GROWTH FUND
                                 CMG SMALL/MID CAP FUND
                                CMG SMALL CAP GROWTH FUND
                                CMG INTERNATIONAL STOCK FUND

                   Supplement to Prospectus dated December 1, 2005
                     (Replacing Supplement dated December 28, 2005)

The sections of the table in the section in the prospectus entitled "MANAGEMENT:
MANAGEMENT FEES AND PORTFOLIO MANAGERS" pertaining to each Fund are revised in their entirety and replaced with the following:

------------------------------- ----------------- -----------------------------------------------------------
           The Fund              Management Fee               Portfolio Manager(s) for the Fund
                                Paid by the Fund
------------------------------- ----------------- -----------------------------------------------------------
------------------------------- ----------------- -----------------------------------------------------------
Mid Cap Growth Fund                  0.70%        Kenneth A. Korngiebel, a senior vice president of
                                                  Columbia Advisors, is the lead manager for the Fund and
                                                  has managed or co-managed the Fund since June, 2004.  Mr.
                                                  Korngiebel has been associated with Columbia Advisors or
                                                  its predecessors since July, 1996.

                                                  Wayne M. Collette, a vice
                                                  president of Columbia
                                                  Advisors, is a co-manager for
                                                  the Fund and has co-managed
                                                  the Fund since February, 2006.
                                                  Mr. Collette has been
                                                  associated with Columbia
                                                  Advisors or its predecessors
                                                  since 2001. Prior to 2001, Mr.
                                                  Collette was an associate
                                                  portfolio manager with
                                                  Neuberger Berman from 1999 to
                                                  2001.

                                                  J. Michael Kosicki, a
                                                  portfolio manager of Columbia
                                                  Advisors, is a co-manager for
                                                  the Fund and has co-managed
                                                  the Fund since February, 2006.
                                                  Mr. Kosicki has been
                                                  associated with Columbia
                                                  Advisors or its predecessors
                                                  since 2004. Prior to 2004, Mr.
                                                  Kosicki was with Fidelity
                                                  Investments from 1993 to 2004,
                                                  most recently as an equity
                                                  analyst.

                                                  George J. Myers, a portfolio
                                                  manager of Columbia Advisors,
                                                  is a co-manager for the Fund
                                                  and has co-managed the Fund
                                                  since February, 2006. Mr.
                                                  Myers has been associated with
                                                  Columbia Advisors or its
                                                  predecessors since 2004. Prior
                                                  to 2004, Mr. Myers was a
                                                  portfolio manager with
                                                  Dresdner RCM Global Investors
                                                  from 1999 to 2004.

                                                  Theodore R. Wendell, a vice
                                                  president of Columbia
                                                  Advisors, is a co-manager for
                                                  the Fund and has co-managed
                                                  the Fund since February, 2006.
                                                  Mr. Wendell has been
                                                  associated with Columbia
                                                  Advisors or its predecessors
                                                  since 2000.
------------------------------- ----------------- -----------------------------------------------------------


------------------------------- ----------------- -----------------------------------------------------------
Small/Mid Cap Fund                   0.75%        Kenneth A. Korngiebel, a senior vice president of
                                                  Columbia Advisors, is the lead manager for the Fund and
                                                  has managed or co-managed the Fund since June, 2004.  Mr.
                                                  Korngiebel has been associated with Columbia Advisors or
                                                  its predecessors since July, 1996.

                                                  Wayne M. Collette, a vice
                                                  president of Columbia
                                                  Advisors, is a co-manager for
                                                  the Fund and has co-managed
                                                  the Fund since February, 2006.
                                                  Mr. Collette has been
                                                  associated with Columbia
                                                  Advisors or its predecessors
                                                  since 2001. Prior to 2001, Mr.
                                                  Collette was an associate
                                                  portfolio manager with
                                                  Neuberger Berman from 1999 to
                                                  2001.

                                                  J. Michael Kosicki, a
                                                  portfolio manager of Columbia
                                                  Advisors, is a co-manager for
                                                  the Fund and has co-managed
                                                  the Fund since February, 2006.
                                                  Mr. Kosicki has been
                                                  associated with Columbia
                                                  Advisors or its predecessors
                                                  since 2004. Prior to 2004, Mr.
                                                  Kosicki was with Fidelity
                                                  Investments from 1993 to 2004,
                                                  most recently as an equity
                                                  analyst.

                                                  George J. Myers, a portfolio
                                                  manager of Columbia Advisors,
                                                  is a co-manager for the Fund
                                                  and has co-managed the Fund
                                                  since February, 2006. Mr.
                                                  Myers has been associated with
                                                  Columbia Advisors or its
                                                  predecessors since 2004. Prior
                                                  to 2004, Mr. Myers was a
                                                  portfolio manager with
                                                  Dresdner RCM Global Investors
                                                  from 1999 to 2004.

                                                  Theodore R. Wendell, a vice
                                                  president of Columbia
                                                  Advisors, is a co-manager for
                                                  the Fund and has co-managed
                                                  the Fund since February, 2006.
                                                  Mr. Wendell has been
                                                  associated with Columbia
                                                  Advisors or its predecessors
                                                  since 2000.
------------------------------- ----------------- -----------------------------------------------------------
------------------------------- ----------------- -----------------------------------------------------------
Small Cap Growth Fund                0.80%        Kenneth A. Korngiebel, a senior vice president of
                                                  Columbia Advisors, is the lead manager for the Fund and
                                                  has managed or co-managed the Fund since September,
                                                  2005.  Mr. Korngiebel has been associated with Columbia
                                                  Advisors or its predecessors since July, 1996.

                                                  Wayne M. Collette, a vice president of Columbia Advisors,
                                                  is a co-manager for the Fund and has co-managed the Fund
                                                  since February, 2006.  Mr. Collette has been associated
                                                  with Columbia Advisors or its predecessors since 2001.
                                                  Prior to 2001, Mr. Collette was an associate portfolio
                                                  manager with Neuberger Berman from 1999 to 2001.
                                                  J. Michael Kosicki, a portfolio manager of Columbia
                                                  Advisors, is a co-manager for the Fund and has co-managed
                                                  the Fund since February, 2006.  Mr. Kosicki has been
                                                  associated with Columbia Advisors or its predecessors
                                                  since 2004.  Prior to 2004, Mr. Kosicki was with Fidelity
                                                  Investments from 1993 to 2004, most recently as an equity
                                                  analyst.


                                                  George J. Myers, a portfolio
                                                  manager of Columbia Advisors,
                                                  is a co-manager for the Fund
                                                  and has co-managed the Fund
                                                  since February, 2006. Mr.
                                                  Myers has been associated with
                                                  Columbia Advisors or its
                                                  predecessors since 2004. Prior
                                                  to 2004, Mr. Myers was a
                                                  portfolio manager with
                                                  Dresdner RCM Global Investors
                                                  from 1999 to 2004.

                                                  Theodore R. Wendell, a vice
                                                  president of Columbia
                                                  Advisors, is a co-manager for
                                                  the Fund and has co-managed
                                                  the Fund since February, 2006.
                                                  Mr. Wendell has been
                                                  associated with Columbia
                                                  Advisors or its predecessors
                                                  since 2000.
------------------------------- ----------------- -----------------------------------------------------------
------------------------------- ----------------- -----------------------------------------------------------
International Stock Fund             0.75%        Fred Copper, a portfolio manager of Columbia Advisors, is
                                                  the manager for the Fund and has managed or co-managed
                                                  the Fund since October, 2005.  Mr. Copper has been
                                                  associated with Columbia Advisors or its predecessors
                                                  since September, 2005.  Prior to October, 2005, Mr.
                                                  Copper was a senior vice president with Putnam
                                                  Investments from March, 2001 to September, 2005 and an
                                                  assistant vice president with Wellington Management
                                                  Company, LLP from July, 1998 to February, 2001.
------------------------------- ----------------- -----------------------------------------------------------

SUP-47/106105-0206                                          February 3, 2006

                            CMG MID CAP GROWTH FUND
                             CMG SMALL/MID CAP FUND
                            CMG SMALL CAP GROWTH FUND
                          CMG INTERNATIONAL STOCK FUND

   Supplement to the Statement of Additional Information dated December 1, 2005
                     (Replacing Supplement dated December 28, 2005)

1. All references to Penelope L. Burgess and Deborah F. Snee are removed.

2. The following language is added to each of the applicable Fund's chart following the heading "Other Accounts Managed By Portfolio Managers" in the section "Management: Portfolio Managers":

CMG MID CAP GROWTH FUND

---------------------------------- -------------------------------- ---------------------------- -----------------------------
                                    Other SEC-registered open-end
                                        and closed-end funds         Other pooled investment
       Portfolio Managers                                                    vehicles                   Other accounts
---------------------------------- -------------------------------- ---------------------------- -----------------------------
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ----------------
                                      Number of         Assets        Number of       Assets      Number of       Assets
                                      accounts                        accounts                    accounts
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ----------------
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ----------------
Wayne M. Collette*                        9          $1.4 billion         1         $8 million       23        $465 million
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ----------------
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ----------------
J. Michael Kosicki*                       7          $1.2 billion         1         $8 million       27        $465 million
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ----------------
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ----------------
George J. Myers*                          7          $1.2 billion         1         $8 million       26        $465 million
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ----------------
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ----------------
Theodore R. Wendell*                      9          $1.4 billion         1         $8 million       29        $465 million
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ----------------

CMG SMALL/MID CAP FUND

---------------------------------- -------------------------------- ---------------------------- -----------------------------
                                    Other SEC-registered open-end
                                        and closed-end funds         Other pooled investment
       Portfolio Managers                                                    vehicles                   Other accounts
---------------------------------- -------------------------------- ---------------------------- -----------------------------
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ----------------
                                      Number of         Assets        Number of       Assets      Number of       Assets
                                      accounts                        accounts                    accounts
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ----------------
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ----------------
Wayne M. Collette*                        9          $1.4 billion         1         $8 million       23        $465 million
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ----------------
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ----------------
J. Michael Kosicki*                       7          $1.2 billion         1         $8 million       27        $465 million
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ----------------
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ----------------
George J. Myers*                          7          $1.2 billion         1         $8 million       26        $465 million
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ----------------
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ----------------
Theodore R. Wendell*                      9          $1.4 billion         1         $8 million       29        $465 million
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ----------------

CMG SMALL CAP GROWTH FUND

---------------------------------- -------------------------------- ---------------------------- -----------------------------
                                    Other SEC-registered open-end
                                        and closed-end funds         Other pooled investment
       Portfolio Managers                                                    vehicles                   Other accounts
---------------------------------- -------------------------------- ---------------------------- -----------------------------
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ----------------
                                      Number of         Assets        Number of       Assets      Number of       Assets
                                      accounts                        accounts                    accounts
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ----------------
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ----------------
Wayne M. Collette*                        9          $1.4 billion         1         $8 million       23        $465 million
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ----------------
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ----------------
J. Michael Kosicki*                       7          $1.1 billion         1         $8 million       27        $465 million
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ----------------
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ----------------
George J. Myers*                          7          $1.1 billion         1         $8 million       26        $465 million
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ----------------
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ----------------
Theodore R. Wendell*                      9          $1.4 billion         1         $8 million       29        $465 million
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ----------------

3. The following language is added to each of the applicable Fund's chart following the heading "Ownership of Securities" in the section "Management:
Portfolio Managers":

CMG MID CAP GROWTH FUND

---------------------------------------------------------------- -------------------------------------------------------------
                                                                          Dollar Range of Equity Securities in the
                      Portfolio Managers                                           Fund Beneficially Owned
---------------------------------------------------------------- -------------------------------------------------------------
---------------------------------------------------------------- -------------------------------------------------------------
Wayne M. Collette*                                                                           None
---------------------------------------------------------------- -------------------------------------------------------------
---------------------------------------------------------------- -------------------------------------------------------------
J. Michael Kosicki* None
---------------------------------------------------------------- -------------------------------------------------------------
---------------------------------------------------------------- -------------------------------------------------------------
George J. Myers*                                                                             None
---------------------------------------------------------------- -------------------------------------------------------------
---------------------------------------------------------------- -------------------------------------------------------------
Theodore R. Wendell*                                                                         None
---------------------------------------------------------------- -------------------------------------------------------------

CMG SMALL/MID CAP FUND

---------------------------------------------------------------- -------------------------------------------------------------
                                                                          Dollar Range of Equity Securities in the
                      Portfolio Managers                                           Fund Beneficially Owned
---------------------------------------------------------------- -------------------------------------------------------------
---------------------------------------------------------------- -------------------------------------------------------------
Wayne M. Collette*                                                                           None
---------------------------------------------------------------- -------------------------------------------------------------
---------------------------------------------------------------- -------------------------------------------------------------
J. Michael Kosicki* None
---------------------------------------------------------------- -------------------------------------------------------------
---------------------------------------------------------------- -------------------------------------------------------------
George J. Myers*                                                                             None
---------------------------------------------------------------- -------------------------------------------------------------
---------------------------------------------------------------- -------------------------------------------------------------
Theodore R. Wendell*                                                                         None
---------------------------------------------------------------- -------------------------------------------------------------

CMG SMALL CAP GROWTH FUND

---------------------------------------------------------------- -------------------------------------------------------------
                                                                          Dollar Range of Equity Securities in the
                      Portfolio Managers                                           Fund Beneficially Owned
---------------------------------------------------------------- -------------------------------------------------------------
---------------------------------------------------------------- -------------------------------------------------------------
Wayne M. Collette*                                                                           None
---------------------------------------------------------------- -------------------------------------------------------------
---------------------------------------------------------------- -------------------------------------------------------------
J. Michael Kosicki* None
---------------------------------------------------------------- -------------------------------------------------------------
---------------------------------------------------------------- -------------------------------------------------------------
George J. Myers*                                                                             None
---------------------------------------------------------------- -------------------------------------------------------------
---------------------------------------------------------------- -------------------------------------------------------------
Theodore R. Wendell*                                                                         None
---------------------------------------------------------------- -------------------------------------------------------------

* Information provided as of December 31, 2005.

4.

The following language is added to each of the applicable Fund's chart following the heading "Compensation" in the section "Management: Portfolio Managers":

CMG MID CAP GROWTH FUND

----------------------------- ---------------------------------------------------- -------------------------------------------
     Portfolio Managers                      Performance Benchmark                                 Peer Group
----------------------------- ---------------------------------------------------- -------------------------------------------
----------------------------- ---------------------------------------------------- -------------------------------------------
Wayne M. Collette                           Russell Midcap Growth TR                     Morningstar Mid Growth Category
----------------------------- ---------------------------------------------------- -------------------------------------------
----------------------------- ---------------------------------------------------- -------------------------------------------
J. Michael Kosick Russell Midcap Growth TR Morningstar Mid Growth Category
----------------------------- ---------------------------------------------------- -------------------------------------------
----------------------------- ---------------------------------------------------- -------------------------------------------
George J. Myers                             Russell Midcap Growth TR                     Morningstar Mid Growth Category
----------------------------- ---------------------------------------------------- -------------------------------------------
----------------------------- ---------------------------------------------------- -------------------------------------------
Theodore R. Wendell                         Russell Midcap Growth TR                     Morningstar Mid Growth Category
----------------------------- ---------------------------------------------------- -------------------------------------------

CMG SMALL/MID CAP FUND

----------------------------- ---------------------------------------------------- -------------------------------------------
     Portfolio Managers                      Performance Benchmark                                 Peer Group
----------------------------- ---------------------------------------------------- -------------------------------------------
----------------------------- ---------------------------------------------------- -------------------------------------------
Wayne M. Collette                       Russell 2500 Growth Total Return                 Morningstar Mid Growth Category
----------------------------- ---------------------------------------------------- -------------------------------------------
----------------------------- ---------------------------------------------------- -------------------------------------------
J. Michael Kosick                       Russell 2500 Growth Total Return                 Morningstar Mid Growth Category
----------------------------- ---------------------------------------------------- -------------------------------------------
----------------------------- ---------------------------------------------------- -------------------------------------------
George J. Myers                         Russell 2500 Growth Total Return                 Morningstar Mid Growth Category
----------------------------- ---------------------------------------------------- -------------------------------------------
----------------------------- ---------------------------------------------------- -------------------------------------------
Theodore R. Wendell                     Russell 2500 Growth Total Return                 Morningstar Mid Growth Category
----------------------------- ---------------------------------------------------- -------------------------------------------

CMG SMALL CAP GROWTH FUND

----------------------------- ---------------------------------------------------- -------------------------------------------
     Portfolio Managers                      Performance Benchmark                                 Peer Group
----------------------------- ---------------------------------------------------- -------------------------------------------
----------------------------- ---------------------------------------------------- -------------------------------------------
Wayne M. Collette                            Russell 2000 Growth TR                     Morningstar Small Growth Category
----------------------------- ---------------------------------------------------- -------------------------------------------
----------------------------- ---------------------------------------------------- -------------------------------------------
J. Michael Kosick                            Russell 2000 Growth TR                     Morningstar Small Growth Category
----------------------------- ---------------------------------------------------- -------------------------------------------
----------------------------- ---------------------------------------------------- -------------------------------------------
George J. Myers                              Russell 2000 Growth TR                     Morningstar Small Growth Category
----------------------------- ---------------------------------------------------- -------------------------------------------
----------------------------- ---------------------------------------------------- -------------------------------------------
Theodore R. Wendell                          Russell 2000 Growth TR                     Morningstar Small Growth Category
----------------------------- ---------------------------------------------------- -------------------------------------------


SUP-39/106126-0206                                            February 3, 2006